SCHEDULE OF SHARE OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	75,000	93,500	11,000
Weighted Average Exercise Price, Beginning Balance	$ 20.0	$ 20.0	$ 30.0
Number of Option Outstanding Exercisable, Beginning balance	50,000	25,000	11,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 20.0	$ 30.0
Number of Options, Granted			82,500
Weighted Average Price, Granted			$ 20.0
Number of Options, Cancelled		18,500
Weighted Average Exercise Price, Cancelled
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life in Years, Outstanding Term	2 years 6 months 29 days	3 years 6 months 29 days	5 years 10 days
Weighted Average Remaining Life in Years, Exercisable Term	2 years 6 months 29 days	3 years 6 months 29 days	5 years 10 days
Number of Options, Cancelled		(18,500)
Number of Options Outstanding, Ending Balance	75,000	75,000	93,500
Weighted Average Exercise Price Outstanding, Ending Balance	$ 20.0	$ 20.0	$ 20.0
Number of Option Outstanding Exercisable, Ending balance	75,000	50,000	25,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 20.0	$ 20.0